Income Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 373,237	$ 278,531
Net operating loss carryforward in Hong Kong	95,253	95,253
Valuation allowance	(468,490)	(373,784)
Total net deferred tax assets